Discontinued operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations [Abstract]
Discontinued operations

6. Discontinued operations

The Company has entered into several share purchase agreement(s), or SPA(s), in 2019 and in 2021 for the sale of businesses that were no longer part of its core strategy.

2019 and 2020

On November 25, 2019, the Company sold two subsidiaries in its bioseparations segment, Prometic Bioseparations Ltd and Prometic Manufacturing Inc., to Gamma Biosciences GP LLC, representing the majority of its bioseparations operations and all of the bioseparations revenues.

As of December 31, 2019, the Company had received $50,752 in cash and recorded an amount receivable of $1,175. This amount was received in the beginning of 2020 and then later during the year, an additional amount of $3,380 in proceeds was recorded and received upon resolution of a taxation matter. In the event the operations sold achieve certain yearly performance criteria during the four years following the transaction, additional cash payments will be received; for the two first years following the sale, the performance criteria were not met. As of the date of these consolidated financial statements, the aggregate cash consideration that could still be earned until the end of 2023 is $13,724 (£8,000,000). At the time of the sale and since then the fair value of the contingent consideration available has been evaluated as $nil as its receipt is dependent on future target achievement that is out of the Company’s influence and is primarily dependent on the growth of the operations sold.

2021

The Company entered into two SPAs with Kedrion S.p.A., or Kedrion, during the quarter ended June 30, 2021: the first for the sale of Prometic Plasma Resources Inc. and Prometic Plasma Resources USA Inc., operating the plasma collection centers, and the second for the sale of its Ryplazim® business operated through its subsidiaries Prometic Bioproduction Inc., or PBP, and the Company’s plasma-derived therapeutics manufacturing facility and PBT, the holder of the biologicals license application or BLA and intellectual property rights for Ryplazim®. Additionally, the Company’s subsidiary PBT entered into an agreement, during the quarter ended September 30, 2021, with another party for the sale of the Priority Review Voucher, or PRV, it received on June 4, 2021, in conjunction with FDA approval of its BLA. These disposals cover the majority of Liminal’s plasma-derived therapeutics segment.

The sale of the plasma collection centers was closed on May 21, 2021. Concurrently with the closing of this transaction, the Company entered into an option agreement, or Option, which granted Kedrion the right to acquire the Ryplazim® business by June 15, 2021 which was subsequently extended to June 22, 2021. The SPA for the Ryplazim® business was signed on June 22, 2021, with the sale of PBP subsequently closing on July 9, 2021. Between the original expiry date of the Option and the sale of PBP, the Company received additional proceeds compensating the Company for the extension of the Option and the operating costs of PBP until that date. On August 6, 2021, PBT entered into a definitive agreement for the sale of the PRV with another party for proceeds of USD 105 million. The sale of the PRV closed on September 28, 2021 with PBT receiving $130,966 (net of selling costs of $1,891). The sale of PBT to Kedrion closed on October 15, 2021.

As part of the SPAs signed with Kedrion, the Company could be required to indemnify the buyer if certain events occur following the closing of each sale transactions, the whole subject to contractual limitations on such indemnifications. Estimates of potential payments and actual payments, if any, will be recorded against the gain on sale of subsidiaries.

Gain on sale of subsidiaries

The details of the gain on sale of subsidiaries during the years ended December 31, 2021, 2020 and 2019 is provided in the table below:

Year ended December 31	2021	2020	2019
Sale of bioseparation business
Proceeds received	$—	$3,380	$51,927
Less:
Carrying amount of net assets sold	—	—	22,015
Transaction costs	—	—	5,015
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	—	—	(1,449)
Gain on sale of bioseparation business	$—	$3,380	$26,346

Sale of plasma collection centers
Proceeds received	$13,570	$—	$—
Less:
Carrying amount of net assets sold	10,849	—	—
Transaction costs	204	—	—
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	(44)	—	—
Gain on sale of plasma collection centers	$2,561	$—	$—

Sale of Ryplazim business
Proceeds received	$159,787	$—	$—
Less:
Carrying amount of net assets sold	19,541	—	—
Indemnification adjustments	116
Transaction costs	2,288	—	—
Gain on sale of Ryplazim business	$137,842	$—	$—
Gain on sale of subsidiaries, net of income taxes $nil	$140,403	$3,380	$26,346

The carrying amounts of the assets and liabilities of the entities sold during the year ending December 31, 2021, as part of the sale of the plasma collection centers and the Ryplazim® business, on the dates control of the entities were transferred to the purchaser, are as follows:

	Bioseparation business	Plasma collection centers	Ryplazim business
Cash	$6,794	$—	$—
Accounts receivable	1,148	137	1,879
Inventories	8,313	8,441	4,640
Prepaids	236	21	399
Other long-term assets	48	54	50
Capital assets	8,483	2,376	9,304
Right-of-use assets	3,300	2,000	3,795
Intangible assets	370	1,092	7,277
Deferred tax assets	12	—	—
Total assets	$28,704	$14,121	$27,344

Accounts payable and accrued liabilities	2,163	639	2,887
Deferred revenue	370	—	—
Current portion of lease liabilities	809	665	986
Long-term portion of deferred revenues	87	—	—
Long-term portion of lease liabilities	3,260	1,968	3,930
Total liabilities	$6,689	$3,272	$7,803
Net assets sold	$22,015	$10,849	$19,541

Results and cash flows from discontinued operations

During the quarter ended March 31, 2021, the Company had determined that the plasma collection centers met the criteria to be presented as discontinued operations and therefore the results of operations and other comprehensive loss of that disposal group have been presented as discontinued operations since that quarter. Following the signing of the SPA for the Ryplazim® business during the quarter ended June 30, 2021, the results of PBP and PBT have also been presented as discontinued operations since that quarter and as well as the results of Prometic Biotherapeutics Ltd, a subsidiary that was also part of the plasma-derived therapeutics segment but was not sold and which operations will cease. The results of the former bioseparation entities have been presented as discontinued operations since the disposal on November 25, 2019.

The revenues and costs relating to all the above entities were reclassified and presented retrospectively in the consolidated statements of operations, statement of comprehensive loss for the years ended December 31, 2021, 2020 and 2019 and notes to the consolidated financial statements as discontinued operations. When presenting the result of discontinued operations, certain adjustments are made to past cost allocations if those costs are expected to be retained by the continuing operations. As such, the results from discontinued operations will not equal the historical losses from the plasma-derived therapeutic segment.

Effective with the period ended June 30, 2021, Liminal is no longer presenting segmented information as the Company’s continuing operations all pertain to the small molecule segment.

The net loss from discontinued operations for the years ended December 31, 2021, 2020 and 2019 are presented below:

Year ended December 31	2021	2020	2019
Revenues	$949	$2,593	$27,233

Expenses
Cost of sales and other production expenses	1,465	1,868	14,012
Research and development expenses 1) 2)	76,733	42,757	65,840
Administration expenses	2,360	5,933	11,009
Gain on foreign exchange	(136)	(633)	(759)
Impairment losses 3)	1,411	19,772	11,603
Gain on extinguishment of liabilities	—	(79)	—
Finance costs	2,242	6,083	7,926
Loss from discontinued operations, net of taxes	$(83,126)	$(73,108)	$(82,398)
Current income tax (note 26)	1	8	53
Deferred income tax (note 26)	—	—	(24)
Net loss from discontinued operations	$(83,127)	$(73,116)	$(82,427)

1) The expense relating to an agreement with a contract development and manufacturing organization, or CDMO, which is considered an onerous contract (note 15) is included in research and development expenses for the year ended December 31, 2021.

2) On September 29, 2021 prior to the closing of the sale of PBT, PBT paid PBP, which ownership had already passed to Kedrion, $39,457 representing 30% of the net proceeds it received from the sale of the PRV, as compensation for past research and development services. A second payment made by PBT to PBP of $6,357 in prepayment for future R&D services on the same date was recognized as R&D expense since this amount would not be recoverable upon the sale of PBT.

3) During the year 2019, the Company, evaluated its intellectual property and the related market opportunities in the context of the Company’s financial situation and has made further decisions about the areas the Company will or will not pursue.

One of these decisions affecting our plasma-derived therapeutic segment was to no longer pursue further indications relating to the human-plasma protein plasminogen. As such, the Company decided it would retain sufficient staff to complete and resubmit a BLA, for congenital plasminogen deficiency and to build ongoing manufacturing supply, but then it would cease all R&D activities in the plasma-derived therapeutics segment not relating to Ryplazim®. Because of this, the Company’s long-term production forecasts for plasminogen were reduced and it was decided that one of its planned manufacturing facilities and a technical transfer facility would no longer be required. The Company also decided to close its R&D facility in Rockville, MD by the end of 2020. Consequently, the capital and intangible assets in the Plasma-derived therapeutics segment that were no longer to be used as originally planned were reviewed for impairment and written-down to their net recoverable value determined as the FVLCD using a market approach. The Company assessed the resale value of the property, plant and equipment, the licenses and patents, in their present condition, less cost of disposal and consequently, recorded an impairment of $7,070 and $4,535 on capital assets and intangible assets, respectively for the year ended December 31, 2019.

At September 30, 2021, the carrying amount of the net assets of PBT, presented as assets of disposal group held for sale, exceeded the amount of the proceeds to be received upon the closing of the sale transaction that occurred on October 15, 2021. As assets held for sale must be carried at the lowest of their carrying amount or their fair value less cost to sell, an impairment of $1,389 was recorded on the intangible assets during the quarter ended September 30, 2021 (note 12).

At the beginning of 2021, the Company announced it had undertaken to evaluate potential alternatives aimed at minimizing the plasma-derived therapeutics segment cash burn which may result in divestment in whole or part of this business, or other courses of action including but not limited to the closure of the Ryplazim® related operations, in order to focus our resources on the small molecules segment. As the capital, intangible and ROU assets in the Ryplazim® CGU were no longer to be used as originally planned, management proceeded to review them for impairment and writing them down to their net recoverable value determined as the FVLCD using a market approach. The Ryplazim® CGU includes the assets involved in production, R&D and commercialization activities relating to the Ryplazim® product candidate that has yet to receive regulatory approval for commercialization. The Ryplazim® CGU evaluated excluded the assets pertaining to the plasma collection activities since these can generate distinct cash inflows and could potentially be divested separately from the Ryplazim® assets. The plasma collection assets were not considered impaired.

The FVLCD was calculated using a discounted cash flow model for one year and a terminal value of $58.1 million using a post-tax discount rate of 7.75%. The fair value computed by management is considered as a level 3 computation in the fair value hierarchy under IFRS 13, Fair value measurement. As part of this valuation exercise, management needed to make several key assumptions which affected the cash inflows and outflows considered in the model. The significant estimates used in determining the FVLCD are disclosed in note 3.

As a result of this exercise, the Company recorded impairment of $665 on capital assets (note 10), $18,553 on ROU assets (note 11) and $480 on intangible assets (note 12), respectively, representing an aggregate impairment of $19,698 on these plasma-derived therapeutic assets for the year ended December 31, 2020. Also during the year, the Company recorded other impairments on ROU assets amounting to $74.

The consolidated statements of cash flows for the years ended December 31, 2021 and 2020 were not restated to present the cash flows from the discontinued operations separately as the Company selected to provide this information in the present note. The cash flows from the discontinued operations and the gain on sale of subsidiaries for the years ended December 31, 2021 and 2020 are presented in the following table:

Year ended December 31	2021	2020	2019
Cash flows from (used in) in operating activities 1)	$(43,089)	$8,015	$19,493
Cash flows used in financing activities	(3,470)	(7,943)	(8,446)
Cash flows from (used in) investing activities	171,225	(729)	36,275
Net effect of currency exchange rate on cash	(30)	76	(3)
Cash flows generated during the year	$124,636	$(581)	$47,319
Total cash flows generated from discontinued operations	$124,636	$(581)	$47,319

1)
When compiling the cash flows from discontinued operations which include only certain entities from the Liminal group of companies, intra-group cash transfers between entities in the discontinued operations group and those part of continuing activities, for example the funding provided by Liminal to the discontinued operations, have been classified as part of the operating activities cash flows.